Segment Reporting (Summary of Significant Financial Information) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Assets of discontinued operations	$ 27,850
Corporate/eliminations [Member]
Segment Reporting Information [Line Items]
Assets of discontinued operations	$ 72,143	$ 67,265